SUBSEQUENT EVENTS	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS

NOTE 7. SUBSEQUENT EVENTS

Effective as of July 8, 2022, the Financial Industry Regulatory Authority, Inc. (“FINRA”) confirmed that it had received the necessary documentation to process the Company’s request to change its name and trading symbol previously disclosed in its Form 8-K filed with the Securities and Exchange Commission on May 2, 2022. The Company’s ticker symbol on the OTCQB tier of the OTC Markets Group. Inc. was changed to “BTTC” on July 8, 2022.

Bitech Mining Corporation [Member]
SUBSEQUENT EVENTS		NOTE 5 - SUBSEQUENT EVENTS The Company sold 905,000 in Common Stock at $0.40 per share resulting in $362,000 of additional cashflow from financing activities through February 15, 2022.